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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio

The schedules are not audited.

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.0%
46,117	iShares MSCI EMU Index Fund	$1,739,533	2.0
38,153	iShares iBoxx $ High Yield Corporate Bond Fund	3,493,289	4.0
16,000	Vanguard FTSE Europe ETF	872,160	1.0

	Total Exchange-Traded Funds (Cost $6,132,224)	6,104,982	7.0

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
239,512	ING Clarion Global Real Estate Portfolio — Class I	2,605,896	3.0
158,101	ING Emerging Markets Index Portfolio — Class I	1,735,953	2.0
208,311	ING Growth and Income Portfolio — Class I	6,093,104	7.0
1,076,987	ING High Yield Bond Fund — Class I	8,777,441	10.0
3,329,152	ING Intermediate Bond Fund — Class R6	32,459,233	37.1
731,791	ING International Index Portfolio — Class I	6,952,012	7.9
401,014	ING Large Cap Growth Portfolio — Class I	6,961,606	8.0
563,023	ING Large Cap Value Portfolio — Class I	6,097,539	7.0
117,874	ING Mid Cap Value Fund — Class I	1,750,422	2.0
112,276	ING MidCap Opportunities Portfolio — Class I	1,747,014	2.0
118,109	ING RussellTM Mid Cap Index Portfolio — Class I	1,746,826	2.0
351,498	ING Short Term Bond Fund — Class R6	3,507,949	4.0
83,251	ING U.S. Bond Index Portfolio — Class I	875,798	1.0

	Total Mutual Funds (Cost $72,639,630)	81,310,793	93.0

	Total Investments in Securities (Cost $78,771,854)	$87,415,775	100.0
	Liabilities in Excess of Other Assets	(40,569)	—
	Net Assets	$87,375,206	100.0

Cost for federal income tax purposes is $79,940,784.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,839,849
Gross Unrealized Depreciation	(2,364,858)
Net Unrealized Appreciation	$7,474,991

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,104,982	$—	$—	$6,104,982
Mutual Funds	81,310,793	—	—	81,310,793
Total Investments, at fair value	$87,415,775	$—	$—	$87,415,775

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Clarion Global Real Estate Portfolio — Class I	$2,575,264	$488,336	$(370,017)	$(87,687)	$2,605,896	$146,777	$20,124	$—
ING Emerging Markets Index Portfolio — Class I	—	1,747,295	(6,615)	(4,727)	1,735,953	—	(6)	—
ING Growth and Income Portfolio — Class I	7,435,715	3,238,379	(5,533,200)	952,210	6,093,104	2,389	701,170	—
ING High Yield Bond Fund — Class I	8,363,772	1,644,107	(1,210,187)	(20,251)	8,777,441	376,380	(14,335)	—
ING Intermediate Bond Fund — Class I	33,851,559	6,633,826	(40,486,928)	1,543	—	435,687	9,704	—
ING Intermediate Bond Fund — Class R6	—	37,556,025	(3,995,963)	(1,100,829)	32,459,233	360,720	(151,350)	—
ING International Index Portfolio — Class I	7,648,303	983,663	(2,309,201)	629,247	6,952,012	163,919	214,866	—
ING Large Cap Growth Portfolio — Class I	4,930,362	2,370,955	(1,305,024)	965,313	6,961,606	37,944	44,080	66,224
ING Large Cap Value Portfolio — Class I	8,283,802	833,547	(3,728,632)	708,822	6,097,539	128,663	454,631	—
ING MidCap Value Fund — Class I	2,497,012	177,505	(1,223,616)	299,521	1,750,422	—	111,847	—
ING MidCap Opportunities Portfolio — Class I	2,513,203	213,347	(846,208)	(133,328)	1,747,014	—	534,600	43,128
ING RussellTM Mid Cap Index Portfolio — Class I	—	1,854,034	(204,909)	97,701	1,746,826	—	3,979	918
ING Short Term Bond Fund — Class R6	—	3,597,231	(82,921)	(6,361)	3,507,949	9,259	(347)	—
ING Short Term Bond Fund Class — I	3,205,038	638,543	(3,843,581)	—	—	23,206	(939)	—
ING U.S. Bond Index Portfolio — Class I	—	1,782,843	(911,197)	4,152	875,798	—	(1,114)	—
ING U.S. Stock Index Portfolio — Class I	—	945,061	(945,061)	—	—	3,014	9,480	20,403
	$81,304,030	$64,704,697	$(67,003,260)	$2,305,326	$81,310,793	$1,687,958	$1,936,390	$130,673

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.0%
81,579	iShares MSCI EMU Index Fund	$3,077,160	2 .0
67,491	iShares iBoxx $ High Yield Corporate Bond Fund	6,179,476	4 .0
28,267	Vanguard FTSE Europe ETF	1,540,834	1 .0

	Total Exchange-Traded Funds (Cost $10,843,924)	10,797,470	7 .0

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
282,377	ING Clarion Global Real Estate Portfolio — Class I	3,072,266	2 .0
838,532	ING Emerging Markets Index Portfolio — Class I	9,207,082	6 .0
578,893	ING Growth and Income Portfolio — Class I	16,932,609	11 .0
1,142,309	ING High Yield Bond Fund — Class I	9,309,816	6 .0
795,528	ING Intermediate Bond Fund — Class R6	7,756,398	5 .0
2,749,938	ING International Index Portfolio — Class I	26,124,411	17 .0
1,152,390	ING Large Cap Growth Portfolio — Class I	20,005,494	13 .0
1,706,835	ING Large Cap Value Portfolio — Class I	18,485,020	12 .0
364,767	ING Mid Cap Value Fund — Class I	5,416,792	3 .5
347,452	ING MidCap Opportunities Portfolio — Class I	5,406,354	3 .5
939,863	ING RussellTM Mid Cap Index Portfolio — Class I	13,900,569	9 .0
273,984	ING Small Company Portfolio — Class I	6,203,002	4 .0
147,213	ING U.S. Bond Index Portfolio — Class I	1,548,682	1 .0

	Total Mutual Funds (Cost $110,175,322)	143,368,495	93 .0

	Total Investments in Securities (Cost $121,019,246)	$154,165,965	100 .0
	Liabilities in Excess of Other Assets	(16,740)	—
	Net Assets	$154,149,225	100 ..0

Cost for federal income tax purposes is $126,624,897.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,548,631
Gross Unrealized Depreciation	(6,007,563)
Net Unrealized Appreciation	$27,541,068

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,797,470	$—	$—	$10,797,470
Mutual Funds	143,368,495	—	—	143,368,495
Total Investments, at fair value	$154,165,965	$—	$—	$154,165,965

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Clarion Global Real Estate Portfolio — Class I	$2,925,718	$488,242	$(245,595)	$(96,099)	$3,072,266	$167,040	$22,819	$—
ING Emerging Markets Index Portfolio — Class I	8,843,879	4,530,874	(3,554,314)	(613,357)	9,207,082	10,998	(85,820)	39,223
ING Growth and Income Portfolio — Class I	15,475,475	5,193,526	(6,033,100)	2,296,708	16,932,609	6,522	1,088,419	—
ING High Yield Bond Fund — Class I	8,556,842	1,809,224	(1,032,344)	(23,906)	9,309,816	388,982	(7,987)	—
ING Intermediate Bond Fund — Class I	12,639,741	6,119,994	(18,759,955)	220	—	145,491	23,906	—
ING Intermediate Bond Fund — Class R6	—	11,465,461	(3,453,979)	(255,084)	7,756,398	94,293	(125,939)	—
ING International Index Portfolio — Class I	26,081,145	2,303,134	(4,954,044)	2,694,176	26,124,411	596,214	354,383	—
ING Large Cap Growth Portfolio — Class I	15,399,338	3,870,196	(2,114,165)	2,850,125	20,005,494	105,313	75,455	183,801
ING Large Cap Value Portfolio — Class I	21,169,822	1,415,792	(6,577,308)	2,476,714	18,485,020	376,730	710,322	—
ING MidCap Value Fund — Class I	6,448,745	240,626	(2,193,263)	920,684	5,416,792	—	215,637	—
ING MidCap Opportunities Portfolio — Class I	6,296,523	260,967	(1,327,187)	176,051	5,406,354	—	933,880	128,051
ING RussellTM Mid Cap Index Portfolio — Class I	10,014,884	3,783,346	(1,800,745)	1,903,084	13,900,569	123,868	94,895	310,306
ING Small Company Portfolio — Class I	5,766,528	654,787	(872,161)	653,848	6,203,002	31,007	259,283	482,605
ING U.S. Bond Index Portfolio — Class I	—	3,140,515	(1,598,996)	7,163	1,548,682	—	(1,688)	—
ING U.S. Stock Index Portfolio — Class I	—	4,715,998	(4,715,998)	—	—	15,512	5,255	105,010
	$139,618,640	$49,992,682	$(59,233,154)	$12,990,327	$143,368,495	$2,061,970	$3,562,820	$1,248,996

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.0%
80,807	iShares MSCI EMU Index Fund	$3,048,040	2.0
66,852	iShares iBoxx $ High Yield Corporate Bond Fund	6,120,969	4.0
27,999	Vanguard FTSE Europe ETF	1,526,226	1.0

	Total Exchange-Traded Funds (Cost $10,741,786)	10,695,235	7.0

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
279,936	ING Clarion Global Real Estate Portfolio — Class I	3,045,706	2.0
692,759	ING Emerging Markets Index Portfolio — Class I	7,606,492	5.0
521,718	ING Growth and Income Portfolio — Class I	15,260,247	10.0
1,133,129	ING High Yield Bond Fund — Class I	9,235,000	6.0
3,943,410	ING Intermediate Bond Fund — Class R6	38,448,245	25.1
1,764,311	ING International Index Portfolio — Class I	16,760,954	10.9
922,737	ING Large Cap Growth Portfolio — Class I	16,018,721	10.5
1,339,578	ING Large Cap Value Portfolio — Class I	14,507,635	9.5
361,626	ING Mid Cap Value Fund — Class I	5,370,144	3.5
344,457	ING MidCap Opportunities Portfolio — Class I	5,359,749	3.5
207,058	ING RussellTM Mid Cap Index Portfolio — Class I	3,062,385	2.0
271,627	ING Small Company Portfolio — Class I	6,149,640	4.0
145,946	ING U.S. Bond Index Portfolio — Class I	1,535,350	1.0

	Total Mutual Funds (Cost $116,905,844)	142,360,268	93.0

	Total Investments in Securities (Cost $127,647,630)	$153,055,503	100.0
	Liabilities in Excess of Other Assets	(31,758)	—
	Net Assets	$153,023,745	100.0

Cost for federal income tax purposes is $129,787,452.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$26,864,929
Gross Unrealized Depreciation	(3,596,878)
Net Unrealized Appreciation	$23,268,051

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of September 30, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,695,235	$—	$—	$10,695,235
Mutual Funds	142,360,268	—	—	142,360,268
Total Investments, at fair value	$153,055,503	$—	$—	$153,055,503

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Clarion Global Real Estate Portfolio — Class I	$2,952,494	$442,527	$(247,153)	$(102,162)	$3,045,706	$166,689	$28,221	$—
ING Emerging Markets Index Portfolio — Class I	7,448,757	4,098,525	(3,444,466)	(496,324)	7,606,492	9,151	(81,053)	32,638
ING Growth and Income Portfolio — Class I	14,202,051	4,953,482	(6,254,562)	2,359,276	15,260,247	5,907	766,727	—
ING High Yield Bond Fund — Class I	8,630,982	1,454,354	(827,524)	(22,812)	9,235,000	389,135	(8,212)	—
ING Intermediate Bond Fund — Class I	41,167,936	9,268,712	(50,437,994)	1,346	—	525,583	20,198	—
ING Intermediate Bond Fund — Class R6	—	43,977,482	(4,218,169)	(1,311,068)	38,448,245	422,400	(153,343)	—
ING International Index Portfolio — Class I	17,545,961	1,435,677	(3,800,902)	1,580,218	16,760,954	385,279	412,847	—
ING Large Cap Growth Portfolio — Class I	12,011,031	3,622,098	(1,878,433)	2,264,025	16,018,721	84,884	72,244	148,148
ING Large Cap Value Portfolio — Class I	17,805,995	1,155,951	(6,179,442)	1,725,131	14,507,635	297,628	878,635	—
ING MidCap Value Fund — Class I	6,475,483	224,288	(2,246,389)	916,762	5,370,144	—	220,858	—
ING MidCap Opportunities Portfolio — Class I	6,448,510	302,011	(1,481,337)	90,565	5,359,749	—	1,028,006	127,190
ING RussellTM Mid Cap Index Portfolio — Class I	—	3,088,025	(195,571)	169,931	3,062,385	—	4,190	1,604
ING Small Company Portfolio — Class I	5,819,390	698,975	(1,012,600)	643,875	6,149,640	30,963	270,875	481,917
ING U.S. Bond Index Portfolio — Class I	—	3,099,993	(1,571,778)	7,135	1,535,350	—	(1,636)	—
ING U.S. Stock Index Portfolio — Class I	—	4,710,630	(4,710,630)	—	—	15,481	4,633	104,799
	$140,508,590	$82,532,730	$(88,506,950)	$7,825,898	$142,360,268	$2,333,100	$3,463,190	$896,296

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 25, 2013